Pioneer Municipal High Income Opportunities Fund, Inc.
Schedule of Investments  |  July 31, 2022

Ticker Symbol: MIO

Schedule of Investments  |  7/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 141.9%
	Commercial Mortgage-Backed Security—0.5% of Net Assets
1,500,000	Housing Opportunities Commission of Montgomery County, Series A, Class A, 2.10%, 7/1/52	$ 1,058,355
	Total Commercial Mortgage-Backed Security (Cost $1,234,009)	$1,058,355

	Municipal Bonds — 141.4% of Net Assets(a)
	Alabama — 9.1%
7,025,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 7,459,988
16,265,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	14,467,230
	Total Alabama	$21,927,218
	Arizona — 0.4%
265,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/41 (144A)	$ 236,902
500,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/51 (144A)	423,745
475,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/56 (144A)	390,374
	Total Arizona	$1,051,021
	Arkansas — 4.4%
8,360,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 8,099,753
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.75%, 9/1/49 (144A)	2,506,575
	Total Arkansas	$10,606,328
	California — 10.7%
10,710,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	$ 10,583,729
1,250,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	1,215,100
17,000,000	Golden State Tobacco Securitization Corp., Series A1, 4.214%, 6/1/50	13,936,430
	Total California	$25,735,259
	Colorado — 4.4%
2,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 1,733,160
2,000,000	City & County of Denver, United Airlines, Inc. Project, 5.00%, 10/1/32	2,008,620
1Pioneer Municipal High Income Opportunities Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Colorado — (continued)
7,500,000	Colorado Health Facilities Authority, Advent Health Obligated Group, Series A, 3.00%, 11/15/51	$ 6,046,275
1,000,000	Rampart Range Metropolitan District No 5, 4.00%, 12/1/51	784,290
	Total Colorado	$10,572,345
	Connecticut — 1.2%
400,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/31 (144A)	$ 390,180
605,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/36 (144A)	571,586
660,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/41 (144A)	591,993
1,660,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/51 (144A)	1,400,592
	Total Connecticut	$2,954,351
	Delaware — 1.8%
450,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 3.00%, 6/1/32	$ 422,510
700,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/42	676,914
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	2,001,105
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	1,207,541
	Total Delaware	$4,308,070
	District of Columbia — 2.3%
7,040,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 3.00%, 10/1/53 (AGM Insured)	$ 5,616,864
	Total District of Columbia	$5,616,864
	Florida — 11.3%
1,000,000	Charlotte County Industrial Development Authority, Town & Country Utilities, 4.00%, 10/1/51 (144A)	$ 777,400
2,000,000	Charlotte County Industrial Development Authority, Town & Country Utilities, Series B, 5.00%, 10/1/36 (144A)	1,826,220
3,125,000	City of Tampa, Series C, 2.00%, 10/1/41	2,339,313
275,000	County of Lake, Imagine South Lake, 5.00%, 1/15/29 (144A)	297,751
550,000	County of Lake, Imagine South Lake, 5.00%, 1/15/39 (144A)	582,813
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
825,000	County of Lake, Imagine South Lake, 5.00%, 1/15/49 (144A)	$ 832,697
2,425,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	2,166,762
7,450,000	South Broward Hospital District, Series A, 2.375%, 5/1/45	5,434,552
2,455,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	1,804,130
2,000,000	South Broward Hospital District, Series A, 3.00%, 5/1/51	1,617,560
9,840,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 2.125%, 7/1/45	6,888,590
3,700,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 2.125%, 7/1/46	2,557,292
	Total Florida	$27,125,080
	Georgia — 2.1%
7,035,000(b)	Tender Option Bond Trust Receipts/Certificates, Series 2021, 3.363%, 7/15/50 (ST GTD) (144A)	$ 5,054,495
	Total Georgia	$5,054,495
	Illinois — 13.6%
2,000,000(c)	Chicago Board of Education, Series A, 4.00%, 12/1/43	$ 1,919,380
11,000,000(c)	Chicago Board of Education, Series A, 4.00%, 12/1/47	10,125,170
5,000,000(c)	Chicago Board of Education, Series B, 4.00%, 12/1/41	4,745,350
2,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 12/15/42	2,327,325
10,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 12/15/47	9,197,800
4,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/52	4,209,030
	Total Illinois	$32,524,055
	Iowa — 0.4%
1,000,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 1,001,240
	Total Iowa	$1,001,240
3Pioneer Municipal High Income Opportunities Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Massachusetts — 2.9%
4,000,000	Massachusetts Housing Finance Agency, Sustainability Bond, Series B-1, 2.875%, 12/1/51	$ 3,119,240
5,000,000(c)	Town of Easton, 2.50%, 10/15/46	3,845,800
	Total Massachusetts	$6,965,040
	Minnesota — 0.6%
1,430,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	$ 1,404,331
	Total Minnesota	$1,404,331
	New Jersey — 1.9%
1,715,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System, 3.00%, 7/1/51	$ 1,389,493
3,000,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/46	3,038,070
	Total New Jersey	$4,427,563
	New York — 20.9%
4,300,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	$ 4,314,835
4,385,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	4,366,364
3,035,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.00%, 6/1/35	2,974,300
2,895,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.125%, 6/1/46	2,869,524
7,030,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	6,948,030
5,415,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/45	5,315,364
2,500,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/51	2,503,000
650,000	New York Transportation Development Corp., 4.00%, 12/1/39	635,174
2,700,000	New York Transportation Development Corp., Delta Air Lines, Inc. - Laguardia Airport Terminals C&D Redevelopment Project, 4.375%, 10/1/45	2,620,512
1,400,000	Suffolk Tobacco Asset Securitization Corp., Asset-Backed, 4.00%, 6/1/50	1,381,170
1,000,000	TSASC, Inc., Series B, 5.00%, 6/1/45	997,600
9,825,000	TSASC, Inc., Series B, 5.00%, 6/1/48	9,605,411
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
3,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/36 (144A)	$ 2,858,910
3,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/41 (144A)	2,748,630
	Total New York	$50,138,824
	North Carolina — 1.5%
5,000,000	County of Johnston NC Water & Sewer System Revenue, 2.25%, 4/1/51	$ 3,468,700
	Total North Carolina	$3,468,700
	Ohio — 6.2%
14,870,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B2, 5.00%, 6/1/55	$ 14,758,475
	Total Ohio	$14,758,475
	Pennsylvania — 2.1%
1,750,000	Pennsylvania Economic Development Financing Authority, UPMC, Series A, 4.00%, 10/15/51	$ 1,718,535
3,240,000	Philadelphia Authority for Industrial Development, Universal Arts, 5.00%, 3/15/45 (144A)	3,355,927
	Total Pennsylvania	$5,074,462
	Puerto Rico — 21.9%
7,261,000(c)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/37	$ 6,786,857
7,000,000(c)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/41	6,423,130
7,955,000(c)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/46	7,159,977
18,820,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series B, 4.00%, 7/1/42 (144A)	16,724,581
2,720,000	Puerto Rico Electric Power Authority, Series Class V, 5.25%, 7/1/27 (AGM Insured)	2,817,240
10,067,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A1, 5.00%, 7/1/58	10,153,677
2,537,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.536%, 7/1/53	2,434,125
	Total Puerto Rico	$52,499,587
	Texas — 10.1%
18,130,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	$ 16,144,221
5Pioneer Municipal High Income Opportunities Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Texas — (continued)
1,000,000	Conroe Local Government Corp., Conroe Convention Center Hotel, 4.00%, 10/1/50	$ 845,320
1,000,000	Conroe Local Government Corp., Conroe Convention Center Hotel, 5.00%, 10/1/50 (144A)	887,050
7,660,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	6,220,073
	Total Texas	$24,096,664
	Virginia — 6.3%
7,480,000	Tobacco Settlement Financing Corp., Series A1, 6.706%, 6/1/46	$ 7,226,578
7,875,000	Tobacco Settlement Financing Corp., Series B1, 5.00%, 6/1/47	7,855,312
	Total Virginia	$15,081,890
	Wisconsin — 5.3%
2,500,000	Public Finance Authority, American Prep Academy, Series A, 5.125%, 7/15/37 (144A)	$ 2,684,750
8,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 4.00%, 6/1/56 (144A)	6,138,080
5,000,000	Wisconsin Health & Educational Facilities Authority, 3.00%, 8/15/51	3,930,650
	Total Wisconsin	$12,753,480
	Total Municipal Bonds (Cost $384,494,250)	$339,145,342

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 141.9% (Cost $385,728,259)	$340,203,697
	OTHER ASSETS AND LIABILITIES — (41.9)%	$(100,389,535)
	net assets — 100.0%	$239,814,162

AGM	Assured Guaranty Municipal Corp.
ST GTD	State Guaranteed.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $73,848,234, or 30.8% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2022.
(c)	Represents a General Obligation Bond.
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 7/31/226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$—	$1,058,355	$—	$1,058,355
Municipal Bonds	—	339,145,342	—	339,145,342
Total Investments in Securities	$—	$340,203,697	$—	$340,203,697
During the three months ended July 31, 2022, there were no transfers in or out of Level 3.
7Pioneer Municipal High Income Opportunities Fund, Inc. |  | 7/31/22